Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments At Fair Value

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2016
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian, Chinese and Swiss subsidiaries	Dec 2017	$80.4	$—	$2.4
-Future USD purchases of European subsidiaries	Dec 2017	3.8	.1	—
-Future MXN purchases of a USD subsidiary	Dec 2017	5.8	—	.9
-Future JPY sales of Chinese subsidiary	Dec 2017	3.5	.3	—
-Future DKK sales of Polish subsidiary	Mar 2017	10.1	.1	—
-Future EUR Sales of Chinese, Swiss and UK subsidiaries	Dec 2017	6.4	—	.2
Total cash flow hedges			.5	3.5
Fair value hedges:
USD inter-company note receivable on a CAD subsidiary	Jan 2017	24.0	.2	.1
PLN inter-company note receivable on a GPB subsidiary	Jun 2017	2.3	.1	—
ZAR inter-company note receivable on a USD subsidiary	Dec 2017	2.3	—	.1
Total fair value hedges			.3	.2
Derivatives not designated as hedging instruments
Non-deliverable hedge on USD exposure to CNY	Dec 2017	19.0	—	.3
Hedge of EUR cash on USD Subsidiary	Jan 2017	5.9	—	.1
Total derivatives not designated as hedging instruments			—	.4
			$.8	$4.1

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2015
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities	Other Long-Term Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian, Chinese and Swiss subsidiaries	Dec 2017	$219.8	$—	$10.1	$2.3
-Future USD purchases of Canadian, European and Korean subsidiaries	Dec 2017	16.8	.3	—	—
-Future MXN purchases of USD subsidiary	Dec 2017	7.3	—	.7	.3
-Future JPY sales of Chinese subsidiary	Dec 2016	3.8	—	.1	—
-Future DKK sales of Polish subsidiary	Dec 2016	15.6	—	.1	—
-Future EUR Sales of Chinese, Swiss and UK subsidiaries	Mar 2017	13.6	—	.1	—
Total cash flow hedges			.3	11.1	2.6
Fair value hedges:
DKK inter-company note receivable on a USD subsidiary	May 2016	1.7	.1	—	—
USD inter-company note receivable on a CAD subsidiary	Jan 2016	9.0	—	.5	—
USD inter-company note receivable on a Swiss subsidiary	Aug 2016	8.0	—	.1	—
Total fair value hedges			.1	.6	—
Derivatives not designated as hedging instruments
Non-deliverable hedge on USD exposure to CNY	Dec 2016	11.0	—	.3	—
Non-deliverable hedge on EUR exposure to CNY	Dec 2016	2.2	—	.1	—
Non-deliverable hedge on JPY exposure to CNY	Dec 2016	2.5	—	.1	—
Hedge of DKK cash on USD Subsidiary	Apr 2016	3.0	.1	—	—
Hedge of EUR cash on UK Subsidiary	Jan 2016	8.3	.1	—	—
Total derivatives not designated as hedging instruments			.2	.5	—
			$.6	$12.2	$2.6

Gains (Losses) Of Hedging Activities Recorded In Income
The following table sets forth the pre-tax (gains) losses for our hedging activities for the years presented. This schedule includes reclassifications from accumulated other comprehensive income as well as derivative settlements recorded directly to income or expense.

	Income Statement Caption	Amount of (Gain) Loss Recorded in Income for the Year Ended December 31
Derivatives Designated as Hedging Instruments		2016	2015	2014
Interest rate cash flow hedges (1)	Interest expense	$4.2	$4.1	$4.0
Currency cash flow hedges	Net sales *	10.8	3.2	2.1
Currency cash flow hedges	Cost of goods sold	1.1	(1.3)	(.3)
Currency cash flow hedges	Other (income) expense, net	.4	—	.4
Total cash flow hedges		16.5	6.0	6.2
Fair value hedges	Other (income) expense, net	(1.3)	1.2	2.7
Derivatives Not Designated as Hedging Instruments
Hedge of USD cash-Swiss subsidiary	Other (income) expense, net	—	(.1)	—
Non-deliverable hedge on USD exposure to CNY	Other (income) expense, net	.2	.2	—
Non-deliverable hedge on EUR exposure to CNY	Other (income) expense, net	—	.1	—
Non-deliverable hedge on JPY exposure to CNY	Other (income) expense, net	.1	.1	—
Hedge of GBP cash-USD subsidiary	Other (income) expense, net	.1	—	—
Hedge of EUR cash-Swiss (2015 only), UK and USD subsidiaries	Other (income) expense, net	(.5)	2.3	—
Total derivative instruments		$15.1	$9.8	$8.9

* Discontinued operations amounts included in the above:		$—	$—	$.1